Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,140,634	$ 596,147
Accrued liabilities	40,807	73,228
Total	$ 1,181,441	$ 669,375	$ 244,704